UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 10/27/06
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $464,504  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]




			Market Value			Other	Voting
Issuer	Class	CUSIP	x 1000	Discretion	Quantity	Manager
	Authority

ABBOTT LABORATORIES CMN	COMMON	002824100	7155.8016	Sole
	147360	None	Sole
ABERCROMBIE & FITCH CO. CLASS	COMMON	002896207	208.44	Sole
	3000	None	Sole
ALTRIA GROUP INC CMN	COMMON	00209S103	1142.66185	Sole	14927
	None	Sole
AMERICAN STATES WATER CO CMN	COMMON	029899101	206.55	Sole
	5400	None	Sole
AMGEN INC. CMN	COMMON	31162100	808.289	Sole	11300	None
	Sole
AQUA AMERICA INC CMN	COMMON	3836W103	457.07533	Sole	20832
	None	Sole
ARCHSTONE-SMITH TRUST CMN	COMMON	3958310	1473.63636	Sole
	27069	None	Sole
AUTOMATIC DATA PROCESSING INC	COMMON	53015103	123.084	Sole
	2600	None	Sole
BAXTER INTERNATIONAL INC CMN	COMMON	71813109	3182.2	Sole
	70000	None	Sole
BERKSHIRE HATHAWAY INC CL-A (D	COMMON	84670108	95.8	Sole
	1	None	Sole
BERKSHIRE HATHAWAY INC. CLASS	COMMON	84670207	622.104	Sole
	196	None	Sole
BOARDWALK PIPELINE PARTNERS LP	COMMON	96627104	3583.16
	Sole	134000	None	Sole
BP PLC SPONSORED ADR CMN	COMMON	55622104	14157.27924	Sole
	215878	None	Sole
BRISTOL MYERS SQUIBB CO CMN	COMMON	110122108	10805.312	Sole
	433600	None	Sole
BUCKEYE GP HOLDINGS L.P. CMN	COMMON	118167105	844.365	Sole
	54300	None	Sole
BUCKEYE PARTNERS LP UNITS CMN	COMMON	118230101	3073.8	Sole
	70500	None	Sole
CALIFORNIA WATER SERVICE GROUP	COMMON	130788102	140.334
	Sole	3800	None	Sole
CATERPILLAR INC (DELAWARE) CMN	COMMON	149123101	3948.658
	Sole	60010	None	Sole
CHEVRON CORPORATION CMN	COMMON	166764100	2746.821	Sole	42350
	None	Sole
CITIGROUP INC. CMN	COMMON	172967101	195.0541	Sole	3927
	None	Sole
COACH INC CMN	COMMON	189754104	6966	Sole	202500	None
	Sole
COCA-COLA CO CMN	COMMON	191216100	0.8936	Sole	20	None
	Sole
CONNECTICUT WATER SVC CMN	COMMON	207797101	88.32	Sole	4000
	None	Sole
CONSOLIDATED EDISON INC CMN	COMMON	209115104	11.6886	Sole
	253	None	Sole
ELI LILLY & CO CMN	COMMON	532457108	13979.82	Sole
	245260	None	Sole
EMERSON ELECTRIC CO. CMN	COMMON	291011104	251.58	Sole
	3000	None	Sole
ENBRIDGE ENERGY MGMT, LLC CMN	COMMON	29250X103	1163.97375	Sole
	25167	None	Sole
ENBRIDGE ENERGY PARTNERS L P C	COMMON	29250R106	2858.17
	Sole	61400	None	Sole
ENTERPRISE GP HOLDINGS L.P. CM	COMMON	293716106	409.56
	Sole	12000	None	Sole
ENTERPRISE PRODUCTS PARTNERS C	COMMON	293792107	1643.33275
	Sole	61433	None	Sole
EXXON MOBIL CORPORATION CMN	COMMON	30231G10	8958.7894	Sole
	133514	None	Sole
GENERAL ELECTRIC CO CMN	COMMON	369604103	20682.4818	Sole
	585906	None	Sole
GOLDMAN SACHS GROUP, INC.(THE)	COMMON	38141G104	456.759
	Sole	2700	None	Sole
GOOGLE, INC. CMN CLASS A	COMMON	38259P508	304.6402	Sole
	758	None	Sole
HARTFORD FINANCIAL SRVCS GROUP	COMMON	416515104	15588.975
	Sole	179700	None	Sole
HOSPIRA, INC. CMN	COMMON	441060100	5309.5798	Sole	138740
	None	Sole
JOHNSON & JOHNSON CMN	COMMON	478160104	13007.482	Sole
	200300	None	Sole
JPMORGAN CHASE & CO CMN	COMMON	46625H100	11.64608	Sole	248
	None	Sole
KIMBERLY CLARK CORP CMN	COMMON	494368103	14209.264	Sole
	217400	None	Sole
KINDER MORGAN ENERGY PARTNERS	COMMON	494550106	9987.088	Sole
	227600	None	Sole
KINDER MORGAN MANAGEMENT, LLC	COMMON	49455U100	3973.9575	Sole
	94125	None	Sole
LEHMAN BROTHERS HOLDINGS INC C	COMMON	524908100	7607.58
	Sole	103000	None	Sole
LOEWS CORP CMN	COMMON	540424108	15918	Sole	420000	None
	Sole
MAGELLAN MIDSTREAM PARTNERS LP	COMMON	559080106	3047.94
	Sole	82600	None	Sole
MEDCOHEALTH SOLUTIONS, INC. CM	COMMON	58405U102	9647.655
	Sole	160500	None	Sole
MEDTRONIC INC CMN	COMMON	585055106	46.44	Sole	1000	None	Sole
MICROSOFT CORPORATION CMN	COMMON	594918104	840.4108	Sole
	30728	None	Sole
MIDDLESEX WATER CO CMN	COMMON	596680108	128.18718	Sole	6666
	None	Sole
NAVISTAR INTL CORP (NEW) CMN	COMMON	63934E108	0.30984	Sole
	12	None	Sole
NIKE CLASS-B CMN CLASS B	COMMON	654106103	1.7524	Sole
	20	None	Sole
NORFOLK SOUTHERN CORPORATION C	COMMON	655844108	50.217
	Sole	1140	None	Sole
ONEOK PARTNERS, L.P. LIMITED P	COMMON	68268N103	1383.75
	Sole	24600	None	Sole
PEPSICO INC CMN	COMMON	713448108	234.936	Sole	3600	None
	Sole
PFIZER INC. CMN	COMMON	717081103	32665.048	Sole	1151800
	None	Sole
PLAINS ALL AMERICAN PIPELINE L	COMMON	726503105	2418.26
	Sole	52400	None	Sole
PROCTER & GAMBLE COMPANY (THE)	COMMON	742718109	20595.89202
	Sole	332299	None	Sole
PROGRESSIVE CORPORATION (THE)	COMMON	743315103	196.32	Sole
	8000	None	Sole
SAFEWAY INC. CMN	COMMON	786514208	0.0607	Sole	2	None
	Sole
SIGMA ALDRICH CORP CMN	COMMON	826552101	5296.9	Sole	70000
	None	Sole
STANDARD & POORS DEP RCPTS SPD	COMMON	78462F10	374.024
	Sole	2800	None	Sole
STARBUCKS CORP. CMN	COMMON	855244109	136.2	Sole	4000	None
	Sole
STATE STREET CORPORATION (NEW)	COMMON	857477103	624	Sole
	10000	None	Sole
STD & PRS 400 MID-CAP DEP RCPT	COMMON	59563510	392.4165
	Sole	2850	None	Sole
SUNOCO LOGISTICS PARTNERS LP C	COMMON	86764L108	537.12
	Sole	12000	None	Sole
TC PIPELINES, L.P. CMN	COMMON	87233Q108	3549.6	Sole
	116000	None	Sole
TEPPCO PARTNERS L.P. UNITS REP	COMMON	872384102	1681.49
	Sole	45250	None	Sole
THERMOGENESIS CORP NEW CMN	COMMON	883623209	38.7	Sole	10000
	None	Sole
TIFFANY & CO CMN	COMMON	886547108	664	Sole	20000	None	Sole
TIME WARNER INC. CMN	COMMON	887317105	2187.6	Sole
	120000	None	Sole
TOOTSIE ROLL & IND. CMN	COMMON	890516107	8.55852	Sole	292
	None	Sole
TOOTSIE ROLL INDS INC CL-B CMN	COMMON	89051620	22.64812
	Sole	705	None	Sole
UNITEDHEALTH GROUP INC CMN	COMMON	91324P102	98.4	Sole	2000
	None	Sole
WALT DISNEY COMPANY (THE) CMN	COMMON	254687106	7069.117	Sole
	228700	None	Sole
WILLIAMS PARTNERS L. P. CMN	COMMON	96950F104	970.821	Sole
	26900	None	Sole
WILLIAMS SONOMA INC CMN	COMMON	969904101	153932.9568	Sole
	4752484	None	Sole
WITNESS SYS INC CMN	COMMON	977424100	39.16202	Sole	2234
	None	Sole
WYETH CMN	COMMON	983024100	432.14	Sole	8500	None	Sole
ZIMMER HLDGS INC CMN	COMMON	98956P102	16831.8	Sole
	249360	None	Sole

			464504.8398